Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Investments [Abstract]
Schedule of Held-To-Maturity Investments Estimated Fair Value of Investments
	Amortized Cost	Gross Unrealized (Losses)	Estimated Fair Value
December 31, 2014
Certificates of deposit, corporate notes and bonds	$10,698,982	$(2,209)	$10,696,773

September 30, 2015
Certificates of deposit, tri-party repurchase agreement, corporate notes and bonds	$6,742,987	$(2,814)	$6,740,173

	Amortized Cost	Gross Unrealized (Losses)	Estimated Fair Value
2014
Certificates of deposit, commercial paper	$10,698,982	$(2,209)	$10,696,773

2013
Certificates of deposit, commercial paper	$17,297,165	$(16,493)	$17,280,672

Schedule of Maturities of Held-To-Maturity Investments
	Less than 1 Year	Total
Certificates of deposit, tri-party repurchase agreement, corporate notes and bonds	$6,742,987	$6,742,987

	Less than 1 Year	Total
2014
Certificates of deposit, commercial paper	$10,698,982	$10,698,982

2013
Certificates of deposit, commercial paper	$17,297,165	$17,297,165